Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

15. Commitments and Contingencies

(a) Operating Leases

The Group leases its facilities under non-cancelable operating leases expiring at various dates.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2012 were as follows:

Year Ended December 31	$
2013	4,790,216
2014	3,003,773
2015	1,389,641
2016 and after	7,746,714

Total	16,930,344

Rental expenses were $2,005,194, $3,681,838 and $5,175,287 during the years ended December 31, 2010, 2011 and 2012, respectively.